Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unit Activity [Line Items]
Units issued	510,431	71,532	147,896
Units redeemed	(1,405,609)	(1,040,746)	(1,024,100)
VAL
Unit Activity [Line Items]
Units issued	497,036	57,866	126,555
Units redeemed	(1,279,737)	(921,987)	(806,240)
VLI
Unit Activity [Line Items]
Units issued	11,800	12,157	11,594
Units redeemed	(81,702)	(70,800)	(89,637)
SPVA
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	(63)	(277)	(4,825)
SPVL
Unit Activity [Line Items]
Units issued	1,595	1,509	9,747
Units redeemed	(44,107)	(47,682)	(123,398)